Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More
Future minimum payments under
non-cancelable
 agreements for bandwidth and property management fees
consist of the following as of December 31, 2019:

	RMB	US$
	(In millions)
2020	652	94
2021	109	16
2022	77	11
2023	65	9
2024	63	9
Thereafter	63	9

	1,029	148

Future Minimum Lease Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2019:

	RMB	US$
	(In millions)
2020	8,935	1,284
2021	6,496	933
2022	4,246	610
2023	1,534	220
2024	774	111
Thereafter	315	45

	22,300	3,203